SHARE CAPITAL AND RESERVES (Detail Narrative)												1 Months Ended	12 Months Ended
	Apr. 30, 2019 USD ($) shares	Feb. 28, 2019 USD ($) shares	Oct. 15, 2018 USD ($) shares $ / shares	Aug. 09, 2018 shares	Aug. 09, 2018 USD ($) shares	Oct. 23, 2017 USD ($) shares	Sep. 12, 2017 USD ($) shares	Sep. 06, 2017 USD ($) shares	May 19, 2017 USD ($) shares	Apr. 06, 2017	Mar. 14, 2017 USD ($) shares	Nov. 30, 2019 USD ($) $ / shares shares	Nov. 30, 2019 CAD ($) shares	Nov. 30, 2018 CAD ($) shares	Nov. 30, 2018 USD ($) shares $ / shares	Nov. 30, 2017 CAD ($) shares	Jan. 09, 2018 CAD ($) Share
Disclosure of classes of share capital [line items]
Shares issued pursuant to exercise of stock options							$ 75,000									$ 75,000
Shares issued pursuant to exercise of stock options (in shares) | shares							20,000
Number of common shares issued for licenses | shares			888,000											888,000	888,000
Shares issued for finder fees								$ 24,600								24,600
Shares issued for finder fees (in shares) | shares								4,000
Number of shares issued to settle debt | shares	46,539	113,334						73,291	22,854		117,750
Amount of shares issued to settle debt	$ 199,896	$ 335,792						$ 204,123	$ 69,100		$ 353,250		$ 634,175	$ 623,771		642,973
Description of settlement of debt	On April 30, 2019, the Company issued 46,539 common shares valued at $243,162 to settle debt of $199,896 resulting in a loss of $43,266 which is included in loss on debt settlements.	On February 28, 2019, the Company issued 113,334 common shares valued at $391,013 to settle debt of $335,792 resulting in a loss of $55,221 which is included in loss on debt settlements.								On April 6, 2017, the Company closed a non-brokered private placement and issued 89,833 units at a price of $3.00 per unit for gross proceeds of $269,500 of which $16,500 was settled for debt. Each unit consisted of one common share and 0.287 of a share purchase warrant of the Company. Each whole warrant entitles the holder to purchase one additional common share at a price of $3.75 per share for a term of five years from closing.	On March 14, 2017, the Company issued 117,750 units valued at $353,250 to settle debt. Each unit was comprised of one common share and 0.287 of a share purchase warrant of the Company. Each whole warrant entitles the holder to purchase one additional common share at a price of $3.75 per share for a term of five years from closing.
Gain on debt settlements	$ (43,266)	$ (55,221)
Total amount of debt settlements	$ 243,162	$ 391,013
Amount of shaes issued for intangible assets			$ 1,469,456											1,469,456
Shares issued for intangible assets | shares			268,000
Number of warrants issued for exercise | shares												158,291
Amount of proceeds form warrants issued												$ 368,617
Exercise price of warrants | $ / shares			$ 5.00									$ 1.75
Number of units issued | shares			800,000
Units issue price per unit | $ / shares			$ 4.00
Shares issued for cash			$ 4,157,760											4,157,760
Total amount of agents fees			410,218
Legal fees			36,353
Shares issued for share issuance costs			$ 41,531											$ (423,371)
Shares issued for share issuance costs (in shares) | shares			10,000
Description Of Brokered Private Placement			Each unit consisted of one common share and one share purchase warrant exercisable for a three-year period at an exercise price of US$5.00 per warrant.
Fair value of exercised stock options reserves to share capital							$ 48,000
Agents Warrants [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued | shares			8,000											8,000	8,000
Amount of warrant issued			$ 24,774												$ 24,774
Fair value of exercised warrants reserves to share capital															$ 2,985
Number of warrants issued for exercise | shares														1,837	1,837
Amount of proceeds form warrants issued															$ 2,296
Exercise price of warrants | $ / shares															$ 1.25
Share Purchase Warrants [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued | shares													1,000,167	800,000	800,000	323,673
Fair value of exercised warrants reserves to share capital															$ 23,854
Number of warrants issued for exercise | shares						4,750								51,148	51,148
Amount of proceeds form warrants issued						$ 17,812									$ 154,320
Majesco Entertainment Company [Member]
Disclosure of classes of share capital [line items]
Number of share issued as consideration | Share																	66,667
Value for share issued as consideration																	$ 415,000
Liquid Media Group Canada Ltd [Member]
Disclosure of classes of share capital [line items]
Issuance of common stock | shares				1,288,497	1,288,497
Amount of issuance of common stock					$ 4,277,319
Amount of warrant issued					$ 96,303